Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance at beginning of the year	$ 1,127	$ 1,281
Deductions during the year	(57)	(992)
Charged to expenses	539	802
Foreign currency translation adjustment	(145)	36
Balance at end of year	$ 1,464	$ 1,127